Average Annual Total Returns - Pioneer Securitized Income Fund - Class Y	Jun. 30, 2021
Average Annual Return:
1 Year	3.49%
Since Inception	3.81%
Inception Date	Dec. 10, 2019	[1]
After Taxes on Distributions
Average Annual Return:
1 Year	0.51%
Since Inception	0.98%
Inception Date	Dec. 10, 2019	[1]
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.84%
Since Inception	1.60%
Inception Date	Dec. 10, 2019	[1]

[1]	Inception date of the predecessor fund’s common shares.